Accrued Expenses and Other Current Liabilities (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Line Items]
Accrued Liabilities, Current	$ 456,263	$ 243,623	$ 10,406
Accrued interest payable [Member]
Schedule of Accrued Liabilities [Line Items]
Accrued Liabilities, Current	0	207,945	0
Accrued compensation [Member]
Schedule of Accrued Liabilities [Line Items]
Accrued Liabilities, Current	215,159	19,894	0
Other accrued expenses [Member]
Schedule of Accrued Liabilities [Line Items]
Accrued Liabilities, Current	$ 241,104	$ 15,784	$ 10,406